AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.5%
Financials – 21.0%
Banks – 9.5%
Citigroup, Inc.	257,823	$26,169,034
JPMorgan Chase & Co.	164,645	51,933,972
Wells Fargo & Co.	300,319	25,172,739

		103,275,745

Capital Markets – 2.8%
Raymond James Financial, Inc.	52,010	8,976,926
S&P Global, Inc.	45,151	21,975,443

		30,952,369

Financial Services – 6.5%
Berkshire Hathaway, Inc. - Class B(a)	83,209	41,832,493
Fiserv, Inc.(a)	44,998	5,801,592
Mastercard, Inc. - Class A	31,472	17,901,588
MGIC Investment Corp.	178,607	5,067,081

		70,602,754

Insurance – 2.2%
Axis Capital Holdings Ltd.	154,928	14,842,102
MetLife, Inc.	112,142	9,237,137

		24,079,239

		228,910,107

Health Care – 19.0%
Biotechnology – 4.3%
Gilead Sciences, Inc.	148,624	16,497,264
Regeneron Pharmaceuticals, Inc.	44,127	24,811,288
United Therapeutics Corp.(a)	13,472	5,647,597

		46,956,149

Health Care Equipment & Supplies – 2.2%
Align Technology, Inc.(a)	47,450	5,941,689
GE HealthCare Technologies, Inc.	95,237	7,152,299
ResMed, Inc.	41,400	11,332,422

		24,426,410

Health Care Providers & Services – 5.5%
Cencora, Inc.	50,698	15,844,646
HCA Healthcare, Inc.	24,704	10,528,845
Quest Diagnostics, Inc.	83,586	15,929,820
UnitedHealth Group, Inc.	49,790	17,192,487

		59,495,798

Life Sciences Tools & Services – 2.3%
Agilent Technologies, Inc.	140,853	18,078,482
Charles River Laboratories International, Inc.(a)	43,580	6,818,527

		24,897,009

Pharmaceuticals – 4.7%
Johnson & Johnson	275,106	51,010,154

		206,785,520

Company	Shares	U.S. $ Value

Industrials – 16.9%
Aerospace & Defense – 3.6%
Curtiss-Wright Corp.	9,225	$5,008,621
RTX Corp.	207,506	34,721,979

		39,730,600

Building Products – 2.1%
Allegion PLC	67,183	11,914,905
Otis Worldwide Corp.	116,144	10,619,046

		22,533,951

Commercial Services & Supplies – 2.4%
MSA Safety, Inc.(b)	40,030	6,887,962
Veralto Corp.	179,921	19,181,378

		26,069,340

Electrical Equipment – 1.5%
Generac Holdings, Inc.(a)	69,006	11,551,605
nVent Electric PLC	44,527	4,392,143

		15,943,748

Ground Transportation – 2.9%
CSX Corp.	264,488	9,391,969
JB Hunt Transport Services, Inc.	43,133	5,787,155
Landstar System, Inc.	55,440	6,794,726
Uber Technologies, Inc.(a)	95,530	9,359,074

		31,332,924

Machinery – 3.0%
Allison Transmission Holdings, Inc.	68,042	5,775,405
ITT, Inc.	59,270	10,595,105
PACCAR, Inc.	66,711	6,559,026
Westinghouse Air Brake Technologies Corp.	50,105	10,044,549

		32,974,085

Professional Services – 0.6%
Paycom Software, Inc.(b)	33,820	7,039,295

Trading Companies & Distributors – 0.8%
MSC Industrial Direct Co., Inc. - Class A	96,506	8,892,063

		184,516,006

Consumer Discretionary – 8.9%
Automobile Components – 0.9%
BorgWarner, Inc.	214,690	9,437,773

Distributors – 1.3%
Genuine Parts Co.	54,190	7,510,734
Pool Corp.	21,810	6,762,627

		14,273,361

Hotels, Restaurants & Leisure – 1.1%
Yum! Brands, Inc.	77,870	11,836,240

Company	Shares	U.S. $ Value

Specialty Retail – 5.0%
Dick’s Sporting Goods, Inc.(b)	64,620	$14,359,856
Lowe’s Cos., Inc.	74,940	18,833,172
Ross Stores, Inc.	79,998	12,190,895
Ulta Beauty, Inc.(a)	16,343	8,935,535

		54,319,458

Textiles, Apparel & Luxury Goods – 0.6%
NIKE, Inc. - Class B	102,969	7,180,028

		97,046,860

Information Technology – 7.8%
Communications Equipment – 1.7%
Cisco Systems, Inc.	269,080	18,410,453

Electronic Equipment, Instruments & Components – 1.1%
Zebra Technologies Corp. - Class A(a)	40,400	12,005,264

Semiconductors & Semiconductor Equipment – 5.0%
Lam Research Corp.	50,524	6,765,164
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	55,324	15,451,440
Texas Instruments, Inc.	174,351	32,033,509

		54,250,113

		84,665,830

Energy – 7.1%
Energy Equipment & Services – 0.5%
Cactus, Inc. - Class A	145,938	5,760,173

Oil, Gas & Consumable Fuels – 6.6%
APA Corp.(b)	219,760	5,335,773
Chevron Corp.	131,006	20,343,922
ConocoPhillips	142,285	13,458,738
EOG Resources, Inc.	227,733	25,533,424
Phillips 66	54,061	7,353,377

		72,025,234

		77,785,407

Communication Services – 6.0%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	828,300	23,391,192

Entertainment – 3.1%
Electronic Arts, Inc.	56,107	11,316,782
Walt Disney Co. (The)	198,020	22,673,290

		33,990,072

Interactive Media & Services – 0.7%
Alphabet, Inc. - Class C	33,260	8,100,473

		65,481,737

Consumer Staples – 5.8%
Consumer Staples Distribution & Retail – 3.6%
Casey’s General Stores, Inc.	17,905	10,122,055

Company	Shares	U.S. $ Value

Walmart, Inc.	280,540	$28,912,452

		39,034,507

Tobacco – 2.2%
Philip Morris International, Inc.	147,894	23,988,407

		63,022,914

Materials – 2.2%
Chemicals – 1.2%
CF Industries Holdings, Inc.	104,302	9,355,889
PPG Industries, Inc.	37,163	3,906,203

		13,262,092

Metals & Mining – 1.0%
Steel Dynamics, Inc.	77,704	10,834,269

		24,096,361

Real Estate – 1.8%
Real Estate Management & Development – 1.0%
Jones Lang LaSalle, Inc.(a)	36,250	10,812,650

Specialized REITs – 0.8%
Public Storage	29,117	8,410,445

		19,223,095

Total Common Stocks (cost $835,618,635)		1,051,533,837

SHORT-TERM INVESTMENTS – 3.5%
Investment Companies – 3.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(c) (d) (e) (cost $38,537,020)	38,537,020	38,537,020

Total Investments – 100.0% (cost $874,155,655)(f)		1,090,070,857
Other assets less liabilities – 0.0%		238,606

Net Assets – 100.0%		$1,090,309,463

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $228,084,034 and gross unrealized depreciation of investments was $(12,168,832), resulting in net unrealized appreciation of $215,915,202.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,051,533,837	$—	$—	$1,051,533,837
Short-Term Investments	38,537,020	—	—	38,537,020

Total Investments in Securities	1,090,070,857	—	—	1,090,070,857
Other Financial Instruments(b)	—	—	—	—

Total	$1,090,070,857	$—	$—	$1,090,070,857

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$20,864	$314,542	$296,869	$38,537	$1,107
AB Government Money Market Portfolio*	23,971	92,440	116,411	0	163
Total	$44,835	$406,982	$413,280	$38,537	$1,270

*	Investments of cash collateral for securities lending transactions.